Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Taxes
Schedule of components of loss before taxes

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Domestic	$(1,559,695)	$(57,938)	$(146,400)
Foreign	—	—	—
Total	$(1,559,695)	$(57,938)	$(146,400)

Schedule of components of income tax expense

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Current income taxes:
Federal	$111	$—	$—
State	1,751	—	—
Total current income taxes	$1,862	$—	$—
Deferred income taxes:
Federal	—	—	—
State	—	—	—
Total deferred income taxes	—	—	—
Total income tax expense	$1,862	$—	$—

Schedule of reconciliation between the income tax provision computed by applying the statutory federal rate and the actual provision

	Successor		Predecessor
	Year Ended	December 3, 2021	January 1, 2021
	December 31,	through December 31,	through December 2,
	2022	2021	2021
Tax at federal statutory rate	$(327,536)	$(12,166)	$(30,744)
Non-controlling interest and nontaxable income	260,020	8,359	30,744
Change in valuation allowance	33,961	2,832	—
Investment in P3 LLC	35,147	1,550	—
Other reconciling items	270	(575)	—
Total	$1,862	$—	$—

Effective tax rate	(0.1)%	—%	—%

Schedule of deferred income tax assets and liabilities

	December 31,
	2022	2021
Deferred tax assets:
Investment in P3 LLC	$20,684	$—
Net operating loss carryforwards	17,601	6,922
Accrued liabilities	2,764	3,307
Goodwill and identifiable intangible assets	589	—
Section 163j interest limitation	1,995	1,232
Other deferred tax assets	94	3
Total deferred tax assets	43,727	11,464
Less: valuation allowance	(43,558)	(9,621)
Net deferred tax assets	169	1,843
Deferred tax liabilities:
Other deferred tax liabilities	(150)	(87)
Operating lease, right-of-use assets	(19)	—
Goodwill and identifiable intangible assets	—	(1,756)
Total deferred tax liabilities	(169)	(1,843)
Net deferred tax asset	$—	$—